Revision to prior period financial statements	12 Months Ended
Dec. 31, 2025
Disclosure of revision to prior period financial statements
Revision to prior period financial statements

34.Revision to prior period financial statements

As previously reported in our interim condensed consolidated financial statements in 2025, we identified two revisions which impact the condensed consolidated financial statements for the year ended December 31, 2025 as described below:

●	A correction to the depreciation calculation for property, plant and equipment in our SSA segment resulted in a decrease of $30.5 million to property, plant and equipment, a decrease of $11.9 million to deferred income tax liabilities and a corresponding increase of $18.6 million to accumulated losses in the consolidated statement of financial position as of January 1, 2024 and December 31, 2024.
●	A correction to the classification of deferred revenue in our Nigeria segment. As at January 1, 2024, an amount of $34.3 million of deferred revenue within trade and other payables that should have been classified as non-current was presented within current liabilities. This balance increased to $45.4 million at December 31, 2024. The misclassification had no impact on total liabilities, equity or net loss in any period.

The Group determined that these revisions were not material to the previously issued FY2023 and FY2024 financial statements individually or in the aggregate, but that it was appropriate to revise the comparative information included in the 2025 Form 20-F (including the January 1, 2024 opening balance sheet and the December 31, 2024 statement of financial position). These revisions had no effect on our statement of income/(loss) and other comprehensive income or our statement of cash flows for the year ended December 31, 2025, and we evaluated the impact of these items under the guidance of SEC Staff Accounting Bulletin No. 99, “Materiality”, concluding that revision of previously issued financial statements was not required; accordingly, we have revised the consolidated statement of financial position, consolidated statement of changes in equity, Note 5 and Note 14 as of January 1, 2024 and December 31, 2024.

Consolidated statements of financial position.
	At January 1, 2024
	As previously reported	Adjustments	Restated
	$’m	$’m	$’m

Property, plant and equipment(a)	1,740.2	(30.5)	1,709.7
Non-current assets	4,392.1	(30.5)	4,361.6
Total assets	5,364.7	(30.5)	5,334.2

Deferred income tax liabilities(a)	137.1	(11.9)	125.2
Trade and other payables(b)	4.6	34.3	38.9
Non-current liabilities	3,795.4	22.4	3,817.8

Trade and other payables(b)	532.6	(34.3)	498.3
Current liabilities	1,222.0	(34.3)	1,187.7
Total liabilities	5,017.4	(11.9)	5,005.5

	At December 31 2024
	As previously reported	Adjustments	Restated
	$’m	$’m	$’m

Property, plant and equipment(a)	1,352.7	(30.5)	1,322.2
Non-current assets	3,352.7	(30.5)	3,322.2
Total assets	4,277.0	(30.5)	4,246.5

Deferred income tax liabilities(a)	100.5	(11.9)	88.6
Trade and other payables(b)	5.2	45.4	50.6
Non-current liabilities	3,879.2	33.5	3,912.7

Trade and other payables(b)	422.5	(45.4)	377.1
Current liabilities	693.6	(45.4)	648.2
Total liabilities	4,572.8	(11.9)	4,560.9
Total equity	(295.8)	(18.6)	(314.4)

(a)	Represents the revision related to property, plant and equipment and the associated deferred income tax liabilities (see Note 14 and Note 16).
(b)	Represents the reclassification of trade and other payables between current and non-current liabilities (see Note 21).

Consolidated statements of changes in equity

	As previously reported		Adjustments		Restated
	Accumulated	Total	Accumulated	Total	Accumulated	Total
	losses	equity	losses	equity	losses	equity
	$’m	$’m	$’m	$’m	$’m	$’m

Balance at 1 January 2023	(3,317.7)	1,360.2	(18.6)	(18.6)	(3,336.3)	1,341.6
Total transactions with owners of the Company	0.9	4.5	—	—	0.9	4.5
Total comprehensive (loss)/income	(1,976.6)	(1,017.4)	—	—	(1,976.6)	(1,017.4)
Balance at Dec 31, 2023	(5,293.4)	347.3	(18.6)	(18.6)	(5,312.0)	328.7

	As previously reported		Adjustments		Restated
	Accumulated	Total	Accumulated	Total	Accumulated	Total
	losses	equity	losses	equity	losses	equity
	$’m	$’m	$’m	$’m	$’m	$’m

Balance at 1 January 2024	(5,293.4)	347.3	(18.6)	(18.6)	(5,312.0)	328.7
Total transactions with owners of the Company	—	4.6	—	—	—	4.6
Total comprehensive (loss)/income	(1,632.0)	(647.7)	—	—	(1,632.0)	(647.7)
Balance at Dec 31, 2024	(6,925.4)	(295.8)	(18.6)	(18.6)	(6,944.0)	(314.4)